Related Party Transactions - Additional Information (Details) - Xiaomi	12 Months Ended
Dec. 31, 2020
Business Corporation Agreement
Related Party Transaction [Line Items]
Related party transaction expiration	2020-11
Related party transactions agreement extended period	1 year
Related party transaction agreement extended date	2021-11
Youpin Commission Sales Agreement
Related Party Transaction [Line Items]
Related party transaction, expire date	Dec. 31, 2020
Related party transaction agreement termination notice period	30 days
Related party transaction renewed date	Dec. 31, 2021